Significant Accounting Policies - Offering costs and income taxes (Details) - USD ($)		3 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jan. 24, 2020	Dec. 31, 2018
Offering Costs
Offering costs			$ 653,000
Income Taxes
Deferred tax asset						$ 23,470,000		$ 16,711,000
Valuation allowance						23,455,000		$ 16,710,000
Income tax expense			(100,000)		$ 0	$ 0
Flying Eagle Acquisition Corp [Member]
Offering Costs
Offering costs	$ 38,688,692			$ 649,398
Underwriters discounts				37,950,000
Deferred discount	24,150,000	$ 24,150,000	24,150,000	24,150,000
Professional, printing, filing, regulatory and other costs incurred				738,692
Income Taxes
Deferred tax asset	153,000	153,000	153,000	153,000
Unrecognized tax benefits	0	0	0	0			$ 0
Valuation allowance	153,000	153,000	153,000	153,000
Amounts accrued for the payment of interest and penalties	$ 0	0	$ 0	0			$ 0
Income tax expense		$ 11,617		$ 65,470
Effective tax rate (as a percent)		(15.70%)		(1.70%)